LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

19.    LEASES

The Group’s operating lease primarily represent offices and overseas manufacturing facilities and warehouses. Most of the operating leases are for terms ranging from 2 to 10 years, although terms and conditions can vary from lease to lease. The Group has assessed the specific terms and conditions of each operating lease to determine the amount of the lease payments and the length of the lease term, which includes the minimum period over which lease payments are required plus any renewal options that are both within the Group’s control to exercise and reasonably certain of being exercised upon lease commencement. The Company assesses all relevant factors to determine if sufficient incentives exist as of lease commencement to conclude whether or not renewal is reasonably certain. There are no material residual value guarantees provided by the Company nor any restrictions or covenants imposed by the operating leases to which the Company is a party. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its operating leases to discount the future lease payments over the lease term to present value. The Company does not incur variable lease payments for its operating leases.

The Group’s finance leases primarily represent machinery and equipment utilized in the Group’s production facilities. All of the Group’s finance leases meet one or more of the criteria as: a) the lease transfers ownership of the underlying asset to the Group by the end of the lease term; b) the lease grants the Group an option to purchase the underlying asset that the lessee is reasonably certain to exercise; c) the lease term is for the major part of the remaining economic life of the underlying asset; d) the present value of the sum of the lease payments and any residual value guaranteed by the Group that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. ROU of capital lease is recorded at the aggregate of future minimum lease payments and estimated residual value of the leased equipment. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its capital leases to discount the future lease payments over the lease term to present value.

The balances for the operating and finance leases where the Group Is the lessee are presented as follows (RMB in thousands):

	2022	2023
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities–- current	65,489	119,344
Operating lease liabilities–- non-current	339,885	557,136
Total operating lease liabilities	405,374	676,480
Operating lease right-of-use assets, net	396,966	660,138

Financing leases:
Financing lease liabilities–- current	168,381	36,587
Financing lease liabilities–- non-current	69,881	—
Total financing lease liabilities	238,262	36,587
Financing lease right-of-use assets, net	558,407	82,293

(a)	The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	129,869	172,625
Interest of lease liabilities	36,553	30,856
Expenses for short-term lease within 12 months	9,154	12,634
Total lease cost	175,576	216,114

(b)	Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	72,906	101,340
Operating cash outflows for finance leases	19,926	8,910
Financing cash outflows for finance leases	216,722	280,833
Total cash paid for amounts included in the measurement of lease liabilities:	309,554	391,083

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	3,476	348,901
Finance lease liabilities	—	—
Total lease obligation accrued in exchange for right-of-use assets:	3,476	348,901

(c)	Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2022		2023
Weighted-average remaining lease term	6.21	years	5.69	years
Weighted-average discount rate	6.46%		6.48%

Financing leases:

	As of December 31,
	2022		2023
Weighted-average remaining lease term	0.94	years	0.56	years
Weighted-average discount rate	5.55%		5.00%

(d)	Maturities of lease liabilities were as follows (RMB in thousands):

Operating leases:

Year ending December 31,	RMB
Year ended December 31,
2024	140,553
2025	140,732
2026	125,444
Thereafter	281,838
Total undiscounted lease payments	688,567
Less: imputed interest	12,087
Total lease liabilities	676,480

Financing leases:

Year ending December 31,	RMB
Year ended December 31,
2024	38,563
Total undiscounted lease payments	38,563
Less: imputed interest	1,976
Total lease liabilities	36,587